Other Assets-Other / Other liabilities (Narrative) (Details) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Maximum [Member]	Mar. 31, 2011 Minimum [Member]
Other intangible assets subject to amortization, customer relationship, gross carrying amount	$ 677	¥ 56,023	¥ 59,513
Other intangible assets subject to amortization, customer relationship, weighted average period				15	10
Other intangible assets not subject to amortization, gross carrying amount	99	8,231	8,015
Accumulated amortization of other intangible assets	$ 213	¥ 17,643	¥ 13,331